Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Note Payable

Notes Payable is comprised of the following:

	For the Three Months Ended March 31, 2025	For the Year Ended December 31, 2024
Subscription Agreement	$35,684	$35,684
Less unamortized debt issuance costs, noncurrent	(5,772)	(5,955)
Total carrying amount	29,912	29,729
Less current maturities	—	—
Total long-term Note Payable	$29,912	$29,729

Notes Payable is comprised of the following:

	2024	2023
Subscription Agreement	$35,684	$35,684
Less unamortized debt issuance costs, noncurrent	(5,955)	(6,509)
Total carrying amount	29,729	29,175
Less current maturities	—	—
Total long-term Note Payable	$29,729	$29,175